Income taxes - Provision for income taxes (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Current income tax provision:
Federal				$ 10,000
State				4,114
Canada				73,768
Total current income tax expense (benefit)				87,882
Deferred income tax:
Federal				(2,796,615)
State				(565,482)
Canada			$ (2,494)	(52,794)
Valuation allowance			2,494	3,414,891
Total provision for income tax (benefit)	$ 40,425	$ 15,244	$ 0	$ 87,882